Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 31,660	$ 13,184
Restricted bank deposits		151
Short-term bank deposits	25,131	17,110
Trade receivables		129
Other current assets	1,017	1,419
Total current assets	57,808	31,993
Non-current assets:
Restricted bank deposits	361	362
Long-term prepaid expenses	222	241
Funds in respect of employee rights upon retirement	337	354
Property, plant and equipment, net	6,439	6,632
Operating lease right-of-use assets	2,173	2,124
Total non-current assets	9,532	9,713
Total assets	67,340	41,706
Accounts payable:
Trade	2,487	1,960
Other	4,864	4,275
Deferred revenue	752	725
Current maturity of operating leases liability	477	393
Current maturity of finance lease liability		106
Total current liabilities	8,580	7,459
Non-current liabilities:
Liability for employee rights upon retirement	452	474
Deferred revenue	352	704
Operating lease liability	1,946	2,029
Other non-current liability	155	123
Total non-current liabilities	2,905	3,330
Commitments
Total liabilities	11,485	10,789
Ordinary shares subject to possible redemption, 615,366 shares at redemption value (see note 4b)	1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of June 30, 2021 and December 31, 2020, 150,000,000 shares; issued and outstanding as of June 30, 2021 and December 31, 2020 61,421,159 and 48,187,463 shares, respectively (excluding 615,366 and -0- shares subject to possible redemption, as of June 30, 2021 and December 31, 2020, respectively)	148	108
Additional paid in capital	292,017	252,561
Warrants	8,556	10,401
Accumulated deficit	(246,464)	(232,153)
Total equity	54,257	30,917
Total liabilities, ordinary shares subject to possible redemption and shareholders’ equity	$ 67,340	$ 41,706